INCOME TAXES (Schedule of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Balance at the beginning of the year	$ 4,063	$ 3,236
Increase (decrease) related to prior year tax positions, net	(812)	153
Increase related to current year tax positions	1,647	674
Balance at the end of the year	$ 3,236	$ 4,063